PREPAID EXPENSES AND ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2025
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE
Schedule of prepaid expenses and accounts receivable

	September 30, 2025	September 30, 2024
Accounts receivable	$11,976	$6,750
Prepaid expenses	155,175	—
	$167,151	$6,750